Account Receivables - Schedule of Account Receivables (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Receivables [Abstract]
Account Receivable	$ 40,668	$ 31,450	$ 35,045
Total Account Receivables	$ 40,668	$ 31,450	$ 35,045